Label	Element	Value
Issue and/or exchange of other equity instruments	c070_IssueAndExchangeOfOtherEquityInstruments	£ 1,378,000,000	[1]
Expense from equity-settled share-based payment transactions	ifrs-full_ExpenseFromEquitysettledSharebasedPaymentTransactionsInWhichGoodsOrServicesReceivedDidNotQualifyForRecognitionAsAssets	(785,000,000)	[1]
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	ifrs-full_OtherComprehensiveIncomeNetOfTaxFinancialAssetsMeasuredAtFairValueThroughOtherComprehensiveIncome	(50,000,000)	[1]
Increase (decrease) other equity instruments coupons paid	c070_IncreaseDecreaseOtherEquityInstrumentsCouponsPaid	(886,000,000)	[1]
Increase (decrease) through exercise of options, equity	ifrs-full_IncreaseDecreaseThroughExerciseOfOptions	338,000,000	[1]
Other reserves [member]
Comprehensive income	ifrs-full_ComprehensiveIncome	(595,000,000)	[2]
Other comprehensive income, net of tax, change in fair value of financial liability attributable to change in credit risk of liability	ifrs-full_OtherComprehensiveIncomeNetOfTaxChangeInFairValueOfFinancialLiabilityAttributableToChangeInCreditRiskOfLiability	34,000,000	[2]
Increase (decrease) through other changes, equity	ifrs-full_IncreaseDecreaseThroughTransfersAndOtherChangesEquity	7,000,000	[2]
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	ifrs-full_OtherComprehensiveIncomeNetOfTaxFinancialAssetsMeasuredAtFairValueThroughOtherComprehensiveIncome	(50,000,000)	[2]
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	ifrs-full_OtherComprehensiveIncomeNetOfTaxExchangeDifferencesOnTranslation	397,000,000	[2]
Other comprehensive income, net of tax, cash flow hedges	ifrs-full_OtherComprehensiveIncomeNetOfTaxCashFlowHedges	(976,000,000)	[2]
Retained earnings [member]
Issue and/or exchange of other equity instruments	c070_IssueAndExchangeOfOtherEquityInstruments	3,000,000	[1]
Comprehensive income	ifrs-full_ComprehensiveIncome	2,138,000,000	[1]
Expense from equity-settled share-based payment transactions	ifrs-full_ExpenseFromEquitysettledSharebasedPaymentTransactionsInWhichGoodsOrServicesReceivedDidNotQualifyForRecognitionAsAssets	(785,000,000)	[1]
Increase (decrease) through other changes, equity	ifrs-full_IncreaseDecreaseThroughTransfersAndOtherChangesEquity	(4,000,000)	[1]
Dividends paid, ordinary shares	ifrs-full_DividendsPaidOrdinaryShares	781,000,000	[1]
Profit (loss)	ifrs-full_ProfitLoss	1,597,000,000	[1]
Increase (decrease) other equity instruments coupons paid	c070_IncreaseDecreaseOtherEquityInstrumentsCouponsPaid	(255,000,000)	[1]
Dividends paid, other shares	ifrs-full_DividendsPaidOtherShares	27,000,000	[1]
Increase (decrease) through exercise of options, equity	ifrs-full_IncreaseDecreaseThroughExerciseOfOptions	338,000,000	[1]
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	ifrs-full_OtherComprehensiveIncomeNetOfTaxGainsLossesOnRemeasurementsOfDefinedBenefitPlans	541,000,000	[1]
Other equity interest [member]
Issue and/or exchange of other equity instruments	c070_IssueAndExchangeOfOtherEquityInstruments	1,375,000,000	[2]
Comprehensive income	ifrs-full_ComprehensiveIncome	328,000,000	[2]
Profit (loss)	ifrs-full_ProfitLoss	328,000,000	[2]
Increase (decrease) other equity instruments coupons paid	c070_IncreaseDecreaseOtherEquityInstrumentsCouponsPaid	£ (631,000,000)	[2]

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.
[2]	Details of share capital, other equity instruments and other reserves are shown on pages 29 to 51.